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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30 and May 31

Date of reporting period:	August 31, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 17.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 5.9%
U.S. Treasury Notes	1.375%	08/31/20	$185,000	$184,248
U.S. Treasury Notes	2.875%	10/31/20	190,000	192,457
U.S. Treasury Notes	2.500%	01/15/22	210,000	214,947
U.S. Treasury Notes	2.000%	05/31/24	175,000	179,771
U.S. Treasury Notes	1.750%	06/30/24	1,000,000	1,015,977
U.S. Treasury Notes	2.250%	03/31/26	970,000	1,018,083
U.S. Treasury Notes	2.375%	04/30/26	240,000	253,913
U.S. Treasury Notes	2.250%	11/15/27	1,235,000	1,308,087
U.S. Treasury Notes	3.125%	11/15/28	750,000	853,857
U.S. Treasury Notes	2.625%	02/15/29	280,000	307,420
				5,528,760
U.S. Treasury Bonds - 11.5%
U.S. Treasury Bonds	5.375%	02/15/31	485,000	680,137
U.S. Treasury Bonds	5.000%	05/15/37	165,000	248,273
U.S. Treasury Bonds	4.375%	02/15/38	55,000	77,896
U.S. Treasury Bonds	4.250%	05/15/39	810,000	1,140,771
U.S. Treasury Bonds	3.000%	05/15/42	1,085,000	1,302,720
U.S. Treasury Bonds	2.250%	08/15/46	130,000	137,683
U.S. Treasury Bonds	2.875%	11/15/46	80,000	95,428
U.S. Treasury Bonds	3.000%	02/15/47	60,000	73,287
U.S. Treasury Bonds	2.750%	08/15/47	265,000	309,574
U.S. Treasury Bonds	2.750%	11/15/47	1,150,000	1,344,557
U.S. Treasury Bonds	3.000%	02/15/48	245,000	300,211
U.S. Treasury Bonds	3.125%	05/15/48	1,280,000	1,604,950
U.S. Treasury Bonds	3.000%	08/15/48	1,260,000	1,546,552
U.S. Treasury Bonds	3.375%	11/15/48	265,000	348,423
U.S. Treasury Bonds	3.000%	02/15/49	1,209,000	1,488,723
				10,699,185

Total U.S. Treasury Obligations (Cost $14,179,921)				$16,227,945

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 35.9%	Coupon	Maturity	Par Value	Value
Commercial - 16.3%
Banc of America Merrill Lynch Mortgage Trust, Series 2014-FRR5, Class A-K37, 144A (a)	2.597%	01/27/47	$400,000	$380,610
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 144A (a)	4.944%	05/10/47	720,000	709,328
Commercial Mortgage Trust, Series 2012-CR5, Class E, 144A (a)	4.317%	12/10/45	410,000	400,646
Credit Suisse Mortgage Trust, Series 2013-IVR3, Class A1, 144A	2.500%	05/25/43	365,000	361,825
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 144A	2.000%	06/25/69	445,858	475,260
FREMF Mortgage Trust, Series 2013-K35, Class C, 144A (a)	3.940%	08/25/23	389,000	409,056
FREMF Mortgage Trust, Series 2015-K42, Class C, 144A (a)	3.851%	12/25/24	235,000	243,345
FREMF Mortgage Trust, Series 2013-K31, Class C, 144A (a)	3.630%	07/25/46	323,000	332,419
FREMF Mortgage Trust, Series 2015-K44, Class B, 144A (a)	3.681%	01/25/48	190,000	199,889
FREMF Mortgage Trust, Series 2015-K44, Class C, 144A (a)	3.681%	01/25/48	620,000	637,551
FREMF Mortgage Trust, Series 2015-K45, Class C, 144A (a)	3.590%	04/25/48	315,000	322,795
FREMF Mortgage Trust, Series 2015-K46, Class C, 144A (a)	3.694%	04/25/48	250,000	255,867
GoldenTree Loan Management US CLO1 Ltd., Series 2019-4A, Class C, 144A (3MO LIBOR + 270) (a)	4.983%	04/24/31	360,000	360,216
Goldman Sachs Mortgage Securities Trust, Series 2011-GC3, Class E, 144A	5.000%	03/10/44	725,000	739,055
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class D, 144A (a)	3.720%	10/15/48	350,000	326,586
JPMCC Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 144A (a)	2.854%	10/06/38	70,000	73,078
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 144A	3.500%	08/25/47	445,872	453,750

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 35.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 16.3% (Continued)
JPMorgan Mortgage Trust, Series 2018-3, Class A5, 144A	3.500%	04/25/48	$165,194	$167,833
JPMorgan Mortgage Trust, Series 2018-1, Class A3, 144A	3.500%	06/25/48	171,576	174,505
JPMorgan Mortgage Trust, Series 2018-1, Class A5, 144A	3.500%	06/25/48	187,106	190,091
JPMorgan Mortgage Trust, Series 2018-4, Class A15, 144A	3.500%	10/25/48	311,502	315,326
Kabbage Funding, LLC, Series 2019-1, Class B, 144A (a)	4.071%	03/15/24	480,000	485,437
Madison Park Funding Ltd., Series 2019-37A, Class C, 144A (3MO LIBOR + 240) (a)	4.703%	07/15/32	620,000	616,273
Neuberger Berman CLO Ltd., Series 2019-32A, Class C, 144A (3MO LIBOR + 265) (a)	4.952%	01/19/32	460,000	452,659
Niagara Park CLO Ltd., Series 2019-1A, Class C, 144A (3MO LIBOR + 240) (a)	4.794%	07/17/32	420,000	414,985
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872%	01/05/43	689,000	763,304
Sutherland Commercial Mortgage Trust, Series 2018-SBC7, Class A, 144A	4.720%	05/25/39	384,596	390,119
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A (a)	3.975%	10/25/53	835,000	863,165
Towd Point Mortgage Trust, Series 2016-5, Class M2, 144A	3.375%	10/25/56	620,000	633,457
Towd Point Mortgage Trust, Series 2017-1, Class M2, 144A	3.750%	10/25/56	740,000	760,599
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 144A (a)	3.789%	11/25/60	445,000	455,558
Tralee CDO Ltd., Series 2013-1A, Class AR, 144A (3MO LIBOR + 132) (a)	3.912%	07/20/29	640,000	636,395
UBS Commercial Mortgage Trust, Series 2018-NYCHC, Class D, 144A (1MO LIBOR + 210) (a)	4.425%	02/15/32	450,000	449,999

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 35.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 16.3% (Continued)
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A (a)	6.051%	01/10/45	$405,000	$409,522
Wind River CLO Ltd., Series 2014-1A, Class 1A, 144A (3MO LIBOR +105) (a)	3.350%	07/18/31	430,000	426,536
				15,287,039
Federal Home Loan Mortgage Corporation - 7.8%
Federal Home Loan Mortgage Corporation, Pool #J19087	3.000%	05/01/27	200,415	206,510
Federal Home Loan Mortgage Corporation, Pool #G18481	3.000%	09/01/28	144,295	148,688
Federal Home Loan Mortgage Corporation, Pool #G18622	2.500%	12/01/31	282,470	286,633
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	69,688	75,519
Federal Home Loan Mortgage Corporation, Pool #A94472	4.000%	10/01/40	123,237	131,742
Federal Home Loan Mortgage Corporation, Series 4667, Class LA	3.500%	01/15/43	727,769	756,113
Federal Home Loan Mortgage Corporation, Series 2018-HRP1, Class M-2, 144A (a)	3.916%	04/25/43	154,788	155,414
Federal Home Loan Mortgage Corporation, Pool #Q19470	3.000%	06/01/43	153,773	159,002
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	292,119	301,862
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	99,801	104,422
Federal Home Loan Mortgage Corporation, Series 4791, Class L	4.000%	05/15/44	197,162	201,296
Federal Home Loan Mortgage Corporation, Pool #G08659	3.500%	08/01/45	775,653	809,928
Federal Home Loan Mortgage Corporation, Pool #G08677	4.000%	11/01/45	394,397	416,460
Federal Home Loan Mortgage Corporation, Pool #G08707	4.000%	05/01/46	1,403,261	1,478,922
Federal Home Loan Mortgage Corporation, Pool #G08737	3.000%	12/01/46	1,554,045	1,596,385

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 35.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.8% (Continued)
Federal Home Loan Mortgage Corporation, Pool #G08772	4.500%	06/01/47	$473,473	$501,453
				7,330,349
Federal National Mortgage Association - 8.3%
Federal National Mortgage Association, Pool #AJ7494	3.000%	12/01/26	135,631	139,701
Federal National Mortgage Association, Pool #AB5490	3.000%	07/01/27	47,959	49,398
Federal National Mortgage Association, Pool #AE0443	6.500%	10/01/39	13,586	15,891
Federal National Mortgage Association, Pool #AB5379	3.500%	06/01/42	1,004,597	1,050,797
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	139,183	144,266
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	266,354	275,957
Federal National Mortgage Association, Pool #AB9350	3.000%	05/01/43	114,035	117,901
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	284,502	294,705
Federal National Mortgage Association, Pool #AT5860	3.500%	06/01/43	525,725	549,898
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	121,486	127,991
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	74,850	78,673
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	46,871	50,147
Federal National Mortgage Association, Pool #AS5165	3.000%	06/01/45	156,550	162,288
Federal National Mortgage Association, Pool #AS7838	3.000%	08/01/46	394,841	407,218
Federal National Mortgage Association, Pool #MA3088	4.000%	08/01/47	402,091	420,804
Federal National Mortgage Association, Pool #MA3143	3.000%	09/01/47	66,551	68,344
Federal National Mortgage Association, Pool #890813	3.500%	12/01/47	439,552	460,256
Federal National Mortgage Association, Pool #MA3238	3.500%	01/01/48	489,265	506,684

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 35.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 8.3% (Continued)
Federal National Mortgage Association, Pool #MA3240	4.500%	01/01/48	$925,214	$978,629
Federal National Mortgage Association, Pool #MA3305	3.500%	03/01/48	1,748,207	1,810,680
				7,710,228
Government National Mortgage Association - 3.5%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	61,128	66,032
Government National Mortgage Association, Pool #MA3521	3.500%	03/20/46	473,301	494,083
Government National Mortgage Association, Pool #MA3937	3.500%	09/20/46	1,026,093	1,071,043
Government National Mortgage Association, Pool #MA5076	3.000%	03/20/48	440,812	454,895
Government National Mortgage Association, Series 2018-45, Class B	2.600%	09/16/52	680,000	679,512
Government National Mortgage Association, Series 2015-41, Class C (a)	3.140%	01/16/57	490,000	522,223
				3,287,788

Total Mortgage-Backed Securities (Cost $32,698,022)				$33,615,404

ASSET-BACKED SECURITIES - 16.5%	Coupon	Maturity	Par Value	Value
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D	3.180%	07/18/23	$410,000	$415,960
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D	3.820%	03/18/24	240,000	248,051
AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D	4.040%	11/18/24	470,000	494,353
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 144A (a)	3.280%	01/15/25	560,000	568,732
CIM Trust, Series 2018-R3, Class A2, 144A	4.000%	09/25/57	480,000	475,091
CommonBond Student Loan Trust, Series 2018-AGS, Class B, 144A	3.580%	02/25/44	225,000	232,551
CommonBond Student Loan Trust, Series 2018-BGS, Class B, 144A	3.990%	09/25/45	570,000	598,520

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 16.5% (Continued)	Coupon	Maturity	Par Value	Value
Domino's Pizza Master Issuer, LLC, Series 2017-1A, Class A2II, 144A	3.082%	07/25/47	$313,600	$314,999
Drive Auto Receivables Trust, Series 2017-3, Class D, 144A	3.530%	12/15/23	1,000,000	1,012,775
Drive Auto Receivables Trust, Series 2018-1, Class D	3.810%	05/15/24	620,000	631,076
Drive Auto Receivables Trust, Series 2018-2, Class D	4.140%	08/15/24	290,000	298,619
Drive Auto Receivables Trust, Series 2018-3, Class D	4.300%	09/16/24	330,000	340,883
Drive Auto Receivables Trust, Series 2018-4, Class D	4.090%	01/15/26	700,000	722,057
Drive Auto Receivables Trust, Series 2018-5, Class D	4.300%	04/15/26	290,000	301,470
Drive Auto Receivables Trust, Series 2019-1, Class D	4.090%	06/15/26	410,000	426,206
Drive Auto Receivables Trust, Series 2019-2, Class D	3.690%	08/17/26	410,000	425,160
Drive Auto Receivables Trust, Series 2019-3, Class D	3.180%	10/15/26	310,000	316,519
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 144A	3.710%	03/17/25	400,000	411,579
Harley Marine Financing, LLC, Series 2018-1A, Class A2, 144A (a)	5.682%	05/15/43	631,602	551,419
Hertz Vehicle Financing, LLC, Series 2018-1A, Class B, 144A	3.600%	02/25/24	260,000	268,374
Hudson Yards, Series 2019-30HY, Class A, 144A	3.228%	06/10/37	480,000	516,829
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class D, 144A	4.400%	01/14/28	360,000	374,047
Santander Drive Auto Receivables Trust, Series 2016-2, Class E	4.380%	09/15/23	620,000	628,818
Santander Drive Auto Receivables Trust, Series 2016-3, Class E	4.290%	02/15/24	635,000	646,386
Santander Drive Auto Receivables Trust, Series 2018-1, Class D	3.320%	03/15/24	280,000	284,752
Santander Drive Auto Receivables Trust, Series 2018-4, Class D	3.980%	12/15/25	360,000	372,770
Shops at Crystals Trust, Series 2016-CSTL, Class D, 144A	3.731%	07/05/36	510,000	493,269

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 16.5% (Continued)	Coupon	Maturity	Par Value	Value
Sierra Receivables Funding Company, LLC, Series 2016-3A, Class B, 144A	2.630%	10/20/33	$107,958	$107,844
SoFi Consumer Loan Program Trust, Series 2017-3, Class B, 144A (a)	3.850%	05/25/26	200,000	205,504
SoFi Consumer Loan Program Trust, Series 2017-5, Class B, 144A	3.690%	09/25/26	534,000	549,515
SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 144A	3.650%	02/25/27	410,000	420,999
SoFi Consumer Loan Program Trust, Series 2018-2, Class C, 144A	4.250%	04/26/27	760,000	788,126
SoFi Consumer Loan Program Trust, Series 2018-3, Class C, 144A	4.670%	08/25/27	460,000	483,161
SoFi Consumer Loan Program Trust, Series 2018-4, Class D, 144A	4.760%	11/26/27	510,000	532,338
Total Asset-Backed Securities (Cost $15,137,319)				$15,458,752

CORPORATE BONDS - 25.8%	Coupon	Maturity	Par Value	Value
Communication Services - 1.1%
América Móvil S.A.B. de C.V.	4.375%	04/22/49	$270,000	$319,370
Comcast Corporation	3.950%	10/15/25	100,000	109,609
Discovery Communications, LLC	5.300%	05/15/49	35,000	39,937
Sprint Spectrum Company, L.P., 144A, Series 2016-1	3.360%	03/20/23	551,250	553,345
				1,022,261
Consumer Discretionary - 0.6%
Alibaba Group Holding Ltd.	2.500%	11/28/19	205,000	205,062
Alibaba Group Holding Ltd.	3.600%	11/28/24	345,000	365,129
				570,191
Consumer Staples - 1.2%
Altria Group, Inc.	5.800%	02/14/39	230,000	283,726
Anheuser-Busch InBev Worldwide, Inc.	4.750%	01/23/29	55,000	64,219
Kroger Company (The)	4.450%	02/01/47	515,000	538,682
Mars, Inc., 144A	3.875%	04/01/39	240,000	273,705
				1,160,332
Energy - 4.9%
Boardwalk Pipelines, L.P.	4.450%	07/15/27	500,000	520,298
Enable Midstream Partners, L.P.	4.400%	03/15/27	505,000	516,736
Energy Transfer Operating, L.P.	7.500%	10/15/20	490,000	516,427
Kinder Morgan Energy Partners, L.P.	4.300%	05/01/24	325,000	348,965

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 25.8% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 4.9% (Continued)
Marathon Petroleum Corporation, Series WI	4.750%	12/15/23	$520,000	$566,555
Midwest Connector Capital Company, LLC, 144A	3.900%	04/01/24	480,000	504,679
Motiva Enterprises, LLC, 144A	6.850%	01/15/40	215,000	265,893
MPLX, L.P.	5.500%	02/15/49	440,000	504,150
TC Pipelines, L.P.	4.375%	03/13/25	290,000	308,619
Williams Companies, Inc. (The)	3.350%	08/15/22	505,000	517,722
				4,570,044
Financials - 9.4%
Associated Bank, N.A.	3.500%	08/13/21	365,000	372,719
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	470,000	501,538
Avolon Holdings Funding Ltd., 144A	4.375%	05/01/26	240,000	249,192
Banco Santander S.A.	3.848%	04/12/23	150,000	156,734
Bank of America Corporation	3.004%	12/20/23	430,000	441,375
Bank of America Corporation	3.705%	04/24/28	340,000	366,753
BGC Partners, Inc.	5.375%	07/24/23	650,000	700,183
Boral Finance Properties Ltd., 144A	3.000%	11/01/22	380,000	382,845
Brighthouse Financial, Inc.	4.700%	06/22/47	410,000	369,044
Brookfield Finance, Inc.	4.850%	03/29/29	230,000	260,861
Cantor Fitzgerald, L.P., 144A	4.875%	05/01/24	170,000	180,178
GE Capital International Funding Company	2.342%	11/15/20	215,000	213,536
General Motors Financial Company, Inc.	3.250%	01/05/23	140,000	142,220
General Motors Financial Company, Inc.	4.350%	01/17/27	360,000	372,968
Goldman Sachs Group, Inc. (The)	3.850%	01/26/27	314,000	334,890
Goldman Sachs Group, Inc. (The)	4.017%	10/31/38	415,000	459,831
Hyundai Capital America, 144A	3.000%	06/20/22	465,000	470,335
JPMorgan Chase & Company	3.797%	07/23/24	450,000	477,959
JPMorgan Chase & Company	3.625%	12/01/27	490,000	520,810
Mitsubishi UFJ Financial Group, Inc.	3.535%	07/26/21	470,000	481,684
Morgan Stanley	3.950%	04/23/27	280,000	299,617
SMBC Aviation Capital Finance Designated Activity, 144A	2.650%	07/15/21	325,000	326,382
Sumitomo Mitsui Financial Group, Inc.	2.442%	10/19/21	435,000	437,619
Sumitomo Mitsui Financial Group, Inc.	2.784%	07/12/22	290,000	295,146
				8,814,419
Health Care - 1.0%
Bayer U.S. Finance II, LLC	5.500%	08/15/25	260,000	288,009
CVS Health Corporation	5.050%	03/25/48	510,000	593,997

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 25.8% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 1.0% (Continued)
UnitedHealth Group, Inc.	3.500%	08/15/39	$45,000	$48,014
				930,020
Industrials - 0.4%
Boeing Company (The)	3.850%	11/01/48	290,000	326,403

Information Technology - 3.3%
Arrow Electronics, Inc.	3.250%	09/08/24	310,000	313,987
Arrow Electronics, Inc.	3.875%	01/12/28	505,000	521,601
Broadcom Corporation/Broadcom Cayman Finance Ltd.	3.875%	01/15/27	280,000	280,123
Broadcom, Inc., 144A	3.625%	10/15/24	80,000	81,108
Dell, Inc., 144A	8.350%	07/15/46	370,000	485,978
Motorola Solutions, Inc.	3.750%	05/15/22	332,000	343,397
NXP BV/NXP Funding, LLC, 144A	4.875%	03/01/24	280,000	304,968
Seagate HDD Cayman	4.875%	03/01/24	270,000	282,533
Tech Data Corporation	4.950%	02/15/27	480,000	513,136
				3,126,831
Materials - 0.8%
DowDuPont, Inc.	4.493%	11/15/25	265,000	294,184
Glencore Funding, LLC, 144A	4.875%	03/12/29	420,000	453,777
				747,961
Real Estate - 1.3%
Alexandria Real Estate Equities, Inc.	3.450%	04/30/25	450,000	473,466
Crown Castle International Corporation	3.200%	09/01/24	550,000	569,099
Crown Castle International Corporation	4.750%	05/15/47	90,000	106,402
Ventas Realty, L.P.	3.000%	01/15/30	35,000	35,279
				1,184,246
Utilities - 1.8%
Électricité de France S.A., 144A	5.000%	09/21/48	250,000	305,364
Entergy Louisiana, LLC	4.000%	03/15/33	255,000	295,829
NRG Energy, Inc., 144A	4.450%	06/15/29	75,000	78,788
PacifiCorp	4.150%	02/15/50	215,000	258,256
Sempra Energy	4.050%	12/01/23	265,000	281,615
Southern California Edison Company	4.000%	04/01/47	430,000	468,762
				1,688,614

Total Corporate Bonds (Cost $22,950,466)				$24,141,322

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

INTERNATIONAL BONDS - 0.2%	Coupon	Maturity	Par Value	Value
NXP BV/NXP Funding, LLC/NXP USA, Inc., 144A	3.875%	06/18/26	$35,000	$36,732
United Mexican States	4.000%	10/02/23	100,000	105,750
Total International Bonds (Cost $137,182)				$142,482

MONEY MARKET FUNDS - 4.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.99% (b) (Cost $3,781,556)	3,781,556	$3,781,556

Investments at Value - 99.8% (Cost $88,884,466)		$93,367,461

Other Assets in Excess of Liabilities - 0.2%		194,631

Net Assets - 100.0%		$93,562,092

144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $29,802,932 as of August 31, 2019, representing 31.9% of net assets.
LIBOR	- London interbank offered rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of August 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of August 31, 2019.

See accompanying notes to Schedules of Investments.

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 6.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 2.4%
U.S. Treasury Notes	2.375%	05/15/29	$1,910,000	$2,058,398
U.S. Treasury Notes	1.625%	08/15/29	780,000	788,592
				2,846,990
U.S. Treasury Bonds - 4.2%
U.S. Treasury Bonds	3.000%	02/15/49	2,811,000	3,461,373
U.S. Treasury Bonds	2.875%	05/15/49	1,310,000	1,577,680
				5,039,053

Total U.S. Treasury Obligations (Cost $7,301,628)				$7,886,043

MUNICIPAL BONDS - 1.0%	Coupon	Maturity	Par Value	Value
New York City Water & Sewer System, Build America Bonds, Rev., (Cost $950,672)	5.750%	06/15/41	$765,000	$1,149,933

CORPORATE BONDS - 89.6%	Coupon	Maturity	Par Value	Value
Communication Services - 11.1%
América Móvil S.A.B. de C.V.	4.375%	04/22/49	$1,080,000	$1,277,478
AT&T, Inc.	4.650%	06/01/44	1,455,000	1,578,627
AT&T, Inc.	4.350%	06/15/45	465,000	494,643
CBS Corporation	4.850%	07/01/42	535,000	614,559
Charter Communications Operating, LLC	5.125%	07/01/49	395,000	431,298
Comcast Corporation	4.250%	01/15/33	1,195,000	1,388,059
Comcast Corporation	4.600%	10/15/38	1,025,000	1,240,201
Discovery Communications, LLC	4.950%	05/15/42	915,000	975,946
Telefonica Emisiones SAU	7.045%	06/20/36	1,055,000	1,437,869
Tencent Holding Ltd., 144A	3.925%	01/19/38	1,025,000	1,113,692
Time Warner, Inc.	6.550%	05/01/37	285,000	344,964
Time Warner, Inc.	6.750%	06/15/39	160,000	196,739
Verizon Communications, Inc.	4.862%	08/21/46	785,000	976,796
Vodafone Group plc	5.000%	05/30/38	755,000	874,142
Vodafone Group plc	4.875%	06/19/49	180,000	207,827
				13,152,840

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 89.6% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 4.6%
Ford Motor Company	4.750%	01/15/43	$360,000	$324,792
General Motors Company, Inc.	6.750%	04/01/46	945,000	1,124,415
Hasbro, Inc.	6.350%	03/15/40	262,000	313,996
Home Depot, Inc. (The)	3.900%	06/15/47	370,000	429,227
Home Depot, Inc. (The)	4.500%	12/06/48	450,000	572,384
Imperial Brands Finance plc, 144A	3.875%	07/26/29	445,000	459,719
Johnson (S.C.) & Son, Inc., 144A	4.350%	09/30/44	690,000	806,416
Lowe's Companies, Inc.	4.050%	05/03/47	545,000	591,881
Walt Disney Company (The), 144A	6.200%	12/15/34	575,000	814,372
				5,437,202
Consumer Staples - 4.2%
Altria Group, Inc.	5.950%	02/14/49	670,000	860,110
Anheuser-Busch InBev Worldwide, Inc.	5.450%	01/23/39	2,375,000	3,030,091
BAT Capital Corporation	4.540%	08/15/47	235,000	235,617
Kroger Company (The)	4.450%	02/01/47	860,000	899,546
				5,025,364
Energy - 11.8%
Baker Hughes, a GE Company, LLC	4.080%	12/15/47	1,165,000	1,139,932
Baker Hughes, a GE Company, LLC	5.350%	07/01/49	735,000	765,911
Boardwalk Pipelines, L.P.	4.450%	07/15/27	605,000	629,560
Boardwalk Pipelines, L.P.	4.800%	05/03/29	95,000	100,259
Buckeye Partners, L.P.	5.600%	10/15/44	295,000	249,710
Enable Midstream Partners, L.P.	4.400%	03/15/27	350,000	358,134
Energy Transfer Partners, L.P.	7.500%	07/01/38	115,000	151,228
Energy Transfer Partners, L.P.	6.500%	02/01/42	655,000	795,594
Energy Transfer Partners, L.P.	5.950%	10/01/43	345,000	398,655
Enterprise Products Operating, LLC	3.125%	07/31/29	165,000	170,971
Enterprise Products Operating, LLC	4.200%	01/31/50	165,000	179,237
Enterprise Products Operating, LLC	5.375%	02/15/78	1,085,000	1,057,224
EQT Corporation	3.900%	10/01/27	870,000	759,930
Exxon Mobil Corporation	2.995%	08/16/39	180,000	185,104
Exxon Mobil Corporation	3.095%	08/16/49	540,000	559,558
Kinder Morgan Energy Partners, L.P.	6.500%	09/01/39	1,063,000	1,362,777
Kinder Morgan, Inc.	5.200%	03/01/48	185,000	218,184
Magellan Midstream Partners, L.P.	4.850%	02/01/49	1,120,000	1,319,722

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 89.6% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 11.8% (Continued)
Magellan Midstream Partners, L.P.	3.950%	03/01/50	$360,000	$376,097
Marathon Petroleum Corporation	5.850%	12/15/45	560,000	649,789
Patterson-UTI Energy, Inc.	3.950%	02/01/28	385,000	382,532
Petroleos Mexicanos	6.750%	09/21/47	722,000	687,705
Shell International Finance B.V.	3.750%	09/12/46	610,000	694,924
TransCanada Pipelines Ltd.	5.100%	03/15/49	710,000	867,008
				14,059,745
Financials - 10.4%
Allstate Corporation	4.200%	12/15/46	310,000	376,274
American International Group, Inc.	4.250%	03/15/29	515,000	570,894
American International Group, Inc.	4.500%	07/16/44	503,000	574,561
Berkshire Hathaway Finance Corporation	4.300%	05/15/43	355,000	424,845
Brighthouse Financial, Inc.	4.700%	06/22/47	1,170,000	1,053,124
ERP Operating, L.P.	2.500%	02/15/30	470,000	470,550
GATX Corporation	4.700%	04/01/29	645,000	737,641
GE Capital International Funding Company	4.418%	11/15/35	755,000	767,658
Goldman Sachs Group, Inc.	4.411%	04/23/39	1,085,000	1,248,099
Manulife Financial Corporation	4.061%	02/24/32	1,480,000	1,557,379
Markel Corporation	5.000%	05/20/49	1,075,000	1,298,435
National Rural Utilities Cooperative Corporation	4.400%	11/01/48	880,000	1,096,009
Synchrony Financial	5.150%	03/19/29	865,000	973,862
U.S. Bancorp	3.000%	07/30/29	1,075,000	1,124,075
Unum Group	5.750%	08/15/42	95,000	117,918
				12,391,324
Health Care - 7.4%
AbbVie, Inc.	4.300%	05/14/36	870,000	927,626
Bayer U.S. Finance II, LLC, 144A	4.875%	06/25/48	400,000	449,554
CVS Health Corporation	5.050%	03/25/48	1,840,000	2,143,050
Eli Lilly and Company	3.875%	03/15/39	1,225,000	1,424,487
Pfizer, Inc.	3.900%	03/15/39	1,055,000	1,211,979
Pfizer, Inc.	4.000%	03/15/49	175,000	205,950
UnitedHealth Group, Inc.	4.625%	07/15/35	1,580,000	1,940,039
UnitedHealth Group, Inc.	5.125%	06/15/39	230,000	253,943
UnitedHealth Group, Inc.	3.875%	08/15/59	185,000	204,707
				8,761,335
Industrials - 6.7%
3M Company	3.250%	08/26/49	180,000	182,061
Boeing Company (The)	3.750%	02/01/50	1,265,000	1,405,628

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 89.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 6.7% (Continued)
Burlington Northern Santa Fe, LLC	5.150%	09/01/43	$1,040,000	$1,350,762
Burlington Northern Santa Fe, LLC	3.550%	02/15/50	170,000	186,665
CSX Corporation	4.500%	03/15/49	180,000	216,196
FedEx Corporation	4.950%	10/17/48	1,000,000	1,168,083
General Electric Company	4.500%	03/11/44	1,080,000	1,091,433
Union Pacific Corporation	3.550%	08/15/39	1,080,000	1,148,377
United Parcel Service, Inc.	3.750%	11/15/47	920,000	1,015,817
United Parcel Service, Inc., 144A	4.250%	03/15/49	185,000	221,331
				7,986,353
Information Technology - 6.6%
Apple, Inc.	4.375%	05/13/45	1,555,000	1,913,880
Arrow Electronics, Inc.	3.875%	01/12/28	555,000	573,245
Dell, Inc., 144A	8.350%	07/15/46	480,000	630,458
KLA-Tencor Corporation	5.000%	03/15/49	340,000	418,943
Mastercard, Inc.	3.650%	06/01/49	1,580,000	1,834,665
Motorola Solutions, Inc.	4.600%	05/23/29	465,000	510,736
Oracle Corporation	3.800%	11/15/37	1,228,000	1,372,444
Oracle Corporation	6.500%	04/15/38	100,000	148,471
Tech Data Corporation	4.950%	02/15/27	450,000	481,065
				7,883,907
Materials - 4.5%
BHP Billiton Finance (USA) Ltd.	5.000%	09/30/43	460,000	607,740
Codelco, Inc., 144A	4.375%	02/05/49	815,000	942,914
Dow Chemical Company (The), 144A	4.800%	05/15/49	570,000	645,558
Glencore Funding, LLC, 144A	4.875%	03/12/29	975,000	1,053,410
International Paper Company	4.350%	08/15/48	920,000	973,955
Nucor Corporation	4.400%	05/01/48	925,000	1,090,166
				5,313,743
Real Estate - 1.5%
EPR Properties, 144A	3.500%	06/15/29	555,000	583,777
Ventas Realty, L.P.	4.875%	04/15/49	1,005,000	1,228,385
				1,812,162
Utilities - 20.8%
Alabama Power Company	4.300%	01/02/46	935,000	1,136,977
Atmos Energy Corporation	4.300%	10/01/48	925,000	1,133,661

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 89.6% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 20.8% (Continued)
Commonwealth Edison Company	4.000%	03/01/48	$585,000	$683,819
Connecticut Light and Power Company (The)	4.000%	04/01/48	80,000	94,113
Consolidated Edison Company	4.200%	03/15/42	1,495,000	1,734,281
Consolidated Edison Company	3.800%	10/01/42	225,000	250,990
Consumers Energy Company	4.350%	04/15/49	1,075,000	1,350,945
Dominion Energy, Inc., Series A	4.600%	03/15/49	545,000	652,202
Duke Energy Progress, LLC	4.375%	03/30/44	865,000	1,042,249
Duke Energy Progress, LLC	3.600%	09/15/47	40,000	43,595
Électricité de France S.A., 144A	4.950%	10/13/45	955,000	1,154,772
ENEL Finance International N.V., 144A	4.750%	05/25/47	755,000	822,172
Entergy Louisiana, LLC	4.000%	03/15/33	500,000	580,057
Florida Power & Light Company	3.990%	03/01/49	1,130,000	1,350,904
Georgia Power Company	4.300%	03/15/42	650,000	738,259
MidAmerican Energy Company	4.800%	09/15/43	953,000	1,220,246
PacifiCorp	6.250%	10/15/37	120,000	172,216
PacifiCorp	4.125%	01/15/49	780,000	930,658
Potomac Electric Power	4.150%	03/15/43	750,000	881,545
PPL Electric Utilities Corporation	4.750%	07/15/43	1,135,000	1,430,748
Public Service Company of New Hampshire	3.600%	07/01/49	165,000	184,701
Public Service Electric and Gas Company	3.850%	05/01/49	560,000	650,433
Public Service Electric and Gas Company	3.200%	08/01/49	175,000	182,408
Sempra Energy	3.800%	02/01/38	1,225,000	1,285,323
Southern California Edison Company	4.650%	10/01/43	404,000	478,615
Southern California Edison Company, Series B	4.875%	03/01/49	215,000	267,054
Southwestern Public Service Company	4.400%	11/15/48	1,235,000	1,545,928
Union Electric Company	3.500%	03/15/29	1,270,000	1,405,435
Welltower, Inc.	3.100%	01/15/30	175,000	177,978
Wisconsin Electric Power Company	4.300%	10/15/48	910,000	1,107,601
				24,689,885

Total Corporate Bonds (Cost $94,252,225)				$106,513,860

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

INTERNATIONAL BONDS - 1.6%	Coupon	Maturity	Par Value	Value
NXP BV/NXP Funding LLC/NXP USA, Inc., 144A	4.300%	06/18/29	$295,000	$316,358
United Mexican States	4.750%	03/08/44	1,464,000	1,617,281
Total International Bonds (Cost $1,656,452)				$1,933,639

MONEY MARKET FUNDS - 0.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.99% (a) (Cost $685,357)	685,357	$685,357

Investments at Value - 99.4% (Cost $104,846,334)		$118,168,832

Other Assets in Excess of Liabilities - 0.6%		753,549

Net Assets - 100.0%		$118,922,381

144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $10,014,503 as of August 31, 2019, representing 8.4% of net assets.

(a)	The rate shown is the 7-day effective yield as of August 31, 2019.

See accompanying notes to Schedules of Investments.

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2019 (Unaudited)

1. Securities Valuation

Fixed income securities of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the Funds’ adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2019 by security type:

Ryan Labs Core Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$16,227,945	$-	$16,227,945
Mortgage-Backed Securities	-	33,615,404	-	33,615,404
Asset-Backed Securities	-	15,458,752	-	15,458,752
Corporate Bonds	-	24,141,322	-	24,141,322
International Bonds	-	142,482	-	142,482
Money Market Funds	3,781,556	-	-	3,781,556
Total	$3,781,556	$89,585,905	$-	$93,367,461

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ryan Labs Long Credit Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$7,886,043	$-	$7,886,043
Municipal Bonds	-	1,149,933	-	1,149,933
Corporate Bonds	-	106,513,860	-	106,513,860
International Bonds	-	1,933,639	-	1,933,639
Money Market Funds	685,357	-	-	685,357
Total	$685,357	$117,483,475	$-	$118,168,832

The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended August 31, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2019:

	Ryan Labs Core	Ryan Labs Long
	Bond Fund	Credit Fund
Tax cost of portfolio investments	$88,904,392	$105,113,742
Gross unrealized appreciation	$4,712,392	$13,341,207
Gross unrealized depreciation	(249,323)	(286,117)
Net unrealized appreciation on investments	$4,463,069	$13,055,090

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Funds might be unable to dispose of the securities promptly or at a reasonable price. As of August 31, 2019, Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund had 31.9% and 8.4%, respectively, of the value of their net assets invested in Rule 144A securities.

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Mortgage-Backed Securities

The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As of August 31, 2019, Ryan Labs Core Bond Fund had 35.9% of the value of its net assets invested in mortgage-backed securities.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS - 79.7%	Shares	Value
Emerging Markets Debt - 19.8%
Invesco Emerging Markets Sovereign Debt ETF (a)	25,292	$749,655
iShares J.P. Morgan USD Emerging Markets Bond ETF	22,503	2,588,295
VanEck Vectors Emerging Markets High Yield Bond ETF (a)	107,849	2,482,684
Vanguard Emerging Markets Government Bond ETF (a)	86,845	7,064,841
		12,885,475
Real Estate Investment Trusts (REITs) - 0.4%
Vanguard Real Estate ETF (a)	3,100	285,882

U.S. Fixed Income - 59.5%
Invesco Senior Loan ETF (a)	198,239	4,482,184
iShares iBoxx $ High Yield Corporate Bond ETF (a)	22,620	1,971,559
iShares National Muni Bond ETF (a)	40,400	4,654,080
iShares TIPS Bond ETF	110,008	12,942,441
SPDR Bloomberg Barclays Convertible Securities ETF (a)	91,037	4,796,740
SPDR Bloomberg Barclays High Yield Bond ETF (a)	9,477	1,031,192
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	181,409	4,903,485
Vanguard Mortgage-Backed Securities ETF	38,094	2,030,791
Vanguard Short-Term Inflation-Protected Securities ETF	39,719	1,969,268
		38,781,740

Total Exchange-Traded Funds (Cost $50,866,944)		$51,953,097

MONEY MARKET FUNDS - 17.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio- Class I, 2.00% (b)	6,142,613	$6,142,613
Invesco Short-Term Investments Trust - Treasury Portfolio- Institutional Class, 1.99% (b)	5,325,123	5,325,123
Total Money Market Funds (Cost $11,467,736)		$11,467,736

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERAL FOR SECURITIES LOANED - 24.1%	Value	Value
Mount Vernon Liquid Assets Portfolio, LLC, 2.52% (b) (c) (Cost $15,741,437)	15,741,437	$15,741,437

Investments at Value - 121.4% (Cost $78,076,117)		$79,162,270

Liabilities in Excess of Other Assets - (21.4%)		(13,973,394)

Net Assets - 100.0%		$65,188,876

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of August 31, 2019 was $15,356,544 (Note 6).
(b)	The rate shown is the 7-day effective yield as of August 31, 2019.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2019 was $15,741,437 (Note 6).

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2019 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Comex MiNY Gold Future	20	9/26/2019	$1,523,000	$68,292
NYMEX Light Sweet E-Mini Crude Oil Future	2	9/19/2019	55,075	(379)
Total Commodity Futures			1,578,075	67,913

Index Futures
E-Mini Dow CBOT DJIA Future	9	9/20/2019	1,187,955	(23,013)
E-Mini NASDAQ 100 Future	11	9/20/2019	1,691,470	6,072
E-Mini S&P 500 Future	11	9/20/2019	1,607,375	(8,685)
Total Index Futures			4,486,800	(25,626)

Treasury Futures
10-Year U.S. Treasury Note Future	62	12/19/2019	8,172,375	(10,897)
2-Year U.S. Treasury Note Future	25	12/31/2019	5,403,125	(412)
5-Year U.S. Treasury Note Future	105	12/31/2019	12,600,820	(7,144)
U.S. Treasury Long Bond Future	34	12/19/2019	5,628,063	(19,994)
Total Treasury Futures			31,804,383	(38,447)

Total Futures Contracts			$37,869,258	$3,840

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
Commodity Futures
E-Mini Silver Future	2	11/26/2019	$92,125	$(503)

The average monthly notional value of futures contracts and futures contracts sold short during the period ended August 31, 2019 was $35,595,586 and $(83,354), respectively.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2019 (Unaudited)

1.	Securities and Futures Valuation

Wavelength Interest Rate Neutral Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are value at their net asset value (“NAV”) as reported by such companies. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by Wavelength Capital Management, LLC, the investment adviser to the Fund, until the close of regular trading to determine if fair valuation is required.

When using a quoted price and when the market for the security is considered active, a security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$51,953,097	$-	$-	$51,953,097
Money Market Funds	11,467,736	-	-	11,467,736
Collateral for Securities Loaned *	-	-	-	15,741,437
Total	$63,420,833	$-	$-	$79,162,270

	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Futures Contracts	$3,840	$-	$-	$3,840
Futures Contracts Sold Short	(503)	-	-	(503)
Total	$3,337	$-	$-	$3,337

*	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended August 31, 2019.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of August 31, 2019:

Tax cost of portfolio investments	$78,292,679

Gross unrealized appreciation	$1,323,856
Gross unrealized depreciation	(454,265)

Net unrealized appreciation	$869,591

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gain or losses under income tax regulations and GAAP. These book/tax differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of August 31, 2019, the Fund had 79.7% of the value of its net assets invested in ETFs.

5. Derivatives Risk

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

6. Securities Lending

Under the terms of the securities lending agreement with U.S. Bank National Association (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Fund to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Fund’s Schedule of Investments. As of August 31, 2019, the Fund had 24.1% of its net assets invested in this short-term investment instrument for securities lending purposes. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Fund retains a portion of its net securities lending income and pays U.S. Bank the remaining portion. As of August 31, 2019, the fair value of securities on loan and the collateral held were $15,356,544 and $15,741,437, respectively.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary

Date	October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	October 24, 2019

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	October 24, 2019

*	Print the name and title of each signing officer under his or her signature.